Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€)		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Sales of Goods		€ 42,862,000		€ 64,225,000
Sales of Services		10,756,000		11,706,000
Changes in inventories and raw	[1]	(33,462,000)		(47,090,000)
Employee benefits	[1]	(19,427,000)		(28,136,000)
Other operating expenses	[1]	(15,028,000)		(21,153,000)
Amortization and depreciation	[1]	(10,110,000)		(20,286,000)
Impairment of assets	[1]	0		2,449,000
Impairment of goodwill		0		(2,449,000)
Other income		1,685,000		(120,000)
Operating Loss	[1]	(22,724,000)		(38,405,000)
Total Assets		242,320,000	[2]	316,488,000	€ 239,517,000
Total Liabilities		301,961,000	[2]	280,350,000	€ 270,978,000
Operating segments [member]
Disclosure of operating segments [line items]
Sales of Goods		44,590,000		68,558,000
Sales of Services		10,823,000		11,868,000
Changes in inventories and raw		(35,190,000)		(51,423,000)
Employee benefits		(19,427,000)		(28,136,000)
Other operating expenses		(15,095,000)		(21,315,000)
Amortization and depreciation		(10,110,000)		(20,286,000)
Impairment of goodwill				(2,449,000)
Other income		1,685,000		(120,000)
Operating Loss		(22,724,000)		(38,405,000)
Total Assets		430,256,000		496,615,000
Total Liabilities		432,502,000		399,494,000
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Sales of Goods		37,957,000		53,425,000
Sales of Services		4,618,000		3,324,000
Changes in inventories and raw		(26,746,000)		(35,636,000)
Employee benefits		(16,694,000)		(23,611,000)
Other operating expenses		(12,848,000)		(17,111,000)
Amortization and depreciation		(8,947,000)		(19,049,000)
Impairment of goodwill				(2,449,000)
Other income		1,443,000		(122,000)
Operating Loss		(21,217,000)		(36,331,000)
Total Assets		365,684,000		452,274,000
Total Liabilities		367,877,000		359,798,000
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Sales of Goods		6,633,000		14,917,000
Sales of Services		6,155,000		8,382,000
Changes in inventories and raw		(8,388,000)		(15,634,000)
Employee benefits		(2,620,000)		(4,394,000)
Other operating expenses		(2,206,000)		(4,114,000)
Amortization and depreciation		(1,162,000)		(1,237,000)
Other income		242,000		(47,000)
Operating Loss		(1,346,000)		(2,127,000)
Total Assets		62,542,000		42,821,000
Total Liabilities		62,479,000		38,685,000
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Sales of Goods				216,000
Sales of Services		50,000		162,000
Changes in inventories and raw		(56,000)		(153,000)
Employee benefits		(113,000)		(131,000)
Other operating expenses		(41,000)		(90,000)
Amortization and depreciation		(1,000)
Other income				49,000
Operating Loss		(161,000)		53,000
Total Assets		2,030,000		1,520,000
Total Liabilities		2,146,000		1,011,000
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Sales of Goods		(1,728,000)		(4,333,000)
Sales of Services		(67,000)		(162,000)
Changes in inventories and raw		1,728,000		4,333,000
Other operating expenses		67,000		162,000
Total Assets		(187,936,000)		(180,127,000)
Total Liabilities		€ (130,541,000)		€ (119,144,000)

[1]	Unaudited
[2]	Unaudited